Dividend Payable	6 Months Ended
Jun. 30, 2014
Dividend Payable [Abstract]
DIVIDEND PAYABLE
NOTE 8: DIVIDEND PAYABLE
On November 8, 2013, the Board of Directors declared a quarterly cash dividend for the third quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,220 was paid on January 7, 2014 out of which $6,836 was paid to the stockholders of record as of December 19, 2013 including holders of restricted stock and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On February 7, 2014, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the fourth quarter of 2013 of $0.05 per share of common stock. A dividend in the aggregate amount of $7,967 was paid on April 8, 2014 out of which $7,583 was paid to the stockholders of record as of March 19, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
On May 9, 2014, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2014 of $0.05 per share of common stock payable on July 3, 2014 to stockholders of record as of June 17, 2014. A dividend in the aggregate amount of $7,967 was paid on July 3, 2014 out of which $7,583 was paid to the stockholders of record as of June 17, 2014 and $384 was paid to Navios Holdings, the holder of the 1,000 shares of the Series C preferred stock.
As of June 30, 2014, Navios Acquisition paid a dividend of $333 to the holders of the 540 shares of Series B and Series D Preferred Stock.